Note 3 - Stockholders' Deficit, Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Stock Options		Warrants
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding at December 31, 2012	168,856	$6.75	468,431	$9.75

Issued	239,816	6.75	343,196	9.00
Expired	(15,467)	18.00	(111,025)	13.50
Exercised	(7,472)	0.75	(238,682)	8.25

Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.75	7,333	6.52
$4.875	134	8.20
$5.25	2,031	7.62
$5.625	192,000	8.21
$5.925	23,206	8.22
$6.00	123,998	7.63
$6.50	3,845	10.00
$6.60	5,332	7.07
$8.25	3,636	9.76
$9.9375	3,019	8.54
$10.50	3,238	8.54
$11.25	13,666	8.08
$12.75	10,069	9.29
$13.875	2,160	9.25
$15.00	3,334	9.22
$17.25	40,261	9.19
$18.75	3,335	9.15
$20.25	4,940	9.01
$21.75	1,336	8.77
$23.85	1,260	8.75
$24.75	334	8.73
$25.6125	134	8.49
Total	448,601

Warrants:
$0.75	400	0.94
$6.00	102,857	3.20
$9.00	2,666	3.07
$11.25	204,200	3.02
$12.375	71,257	4.61
$12.38	5,557	4.85
$13.50	4,444	3.47
$14.85	23,612	3.41
$15.00	1,168	0.09
$20.25	1,481	4.13
$24.375	83,080	4.46
Total	500,722

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Stock Options:
Year	Shares	Price
2011	11,666		.75
2012	126,029	5.25	–	6.00
2013	238,556	4.875	–	25.613
2014	72,350	6.50	–	18.75
Total	448,601	$.75	–	25.613
Warrants:
Year	Shares	Price
2010	400		.75
2012	71,368	11.25	–	15.00
2013	267,579	6.00	–	14.85
2014	161,375	12.375	–	24.375
Total	500,722	$.75	–	24.375

Schedule of Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Issued	73,158	3.14	7,581,722	4.95
Expired	(13,804)	13.71	(1,567)	14.04
Exercised	-	-	-	-

Outstanding at September 30, 2015	507,955	$6.82	8,080,877	$5.14

Schedule of Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, by Exercise Price Range [Table Text Block]
Range of Prices	Shares	Weighted Remaining Life
Options
$0.75	7,333	5.77
$3.10	59,681	9.76
$3.21	6,232	10.00
$3.45	7,245	9.51
$4.875	134	7.45
$5.25	2,031	6.94
$5.625	192,000	7.46
$5.925	23,206	7.47
$6.00	123,998	6.88
$6.50	3,845	9.26
$6.60	5,332	6.32
$8.25	3,636	9.01
$9.9375	3,019	7.79
$10.50	3,238	7.79
$11.25	13,666	7.35
$12.75	67	7.61
$13.875	2,160	8.51
$17.25	40,261	8.44
$18.75	3,334	8.40
$20.25	4,940	8.26
$21.75	1,336	8.02
$23.85	1,260	8.01

	507,955
Warrants
$0.75	400	0.19
$4.95	7,580,040	4.92
$6.00	102,857	2.45
$9.00	2,666	2.32
$9.75	63,227	3.85
$11.25	203,801	2.27
$12.375	71,257	3.86
$12.38	5,557	4.11
$13.50	4,444	2.72
$14.85	23,612	2.66
$20.25	1,481	3.38
$24.375	21,535	3.35
	8,080,877

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Year	Shares	Price
2011	11,666		$0.75
2012	126,029	5.25	–	6.00
2013	238,088	4.875	–	25.613
2014	59,013	6.50	–	18.75
2015	73,158	3.10	–	3.45
Total	507,955	$ .75	–	25.613
Year	Shares	Price
2010	400		0.75
2011	-		–
2012	69,801		11.25
2013	267,579	6.00	–	14.85
2014	161,375	12.375	–	24.375
2015	7,581,722	$4.95	–	9.75
Total	8,080,877	$0.75	–	24.375

Stock price	$ 3.75 - $37.50
Exercise price	$ 0.75 - $24.38
Expected life	2.0 to 6.5 years
Expected volatility	59%
Assumed dividend rate	- %
Risk-free interest rate	0.13% to 2.97%